Expense Example - Artisan Select Equity Fund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years
USD ($)	128	3,389	5,858	9,720	118	2,034	3,775	7,463	113	619	1,151	2,610